Loans	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Loans
Note 5. Loans
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2026 Apr. 30
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$96	$160	$269	$525
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	4	(5)	(23)	(24)
Changes in model	–	–	(57)	(57)
Net remeasurement (2)	(36)	42	92	98
Transfers (2)
– to 12-month ECL	40	(37)	(3)	–
– to lifetime ECL performing	(3)	9	(6)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Total provision for (reversal of) credit losses (3)	5	7	5	17
Write-offs	–	–	(8)	(8)
Recoveries	–	–	1	1
Interest income on impaired loans	–	–	(11)	(11)
Foreign exchange and other	–	–	1	1
Balance at end of period	$101	$167	$257	$525
Personal
Balance at beginning of period	$249	$833	$193	$1,275
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	8	(12)	(8)	(12)
Changes in model	–	–	–	–
Net remeasurement (2)	(122)	200	144	222
Transfers (2)
– to 12-month ECL	133	(131)	(2)	–
– to lifetime ECL performing	(21)	25	(4)	–
– to lifetime ECL credit-impaired	(1)	(20)	21	–
Total provision for (reversal of) credit losses (3)	(3)	62	151	210
Write-offs	–	–	(159)	(159)
Recoveries	–	–	21	21
Interest income on impaired loans	–	–	(2)	(2)
Foreign exchange and other	5	(2)	2	5
Balance at end of period	$251	$893	$206	$1,350
Credit card
Balance at beginning of period	$281	$861	$–	$1,142
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	3	(6)	–	(3)
Changes in model	–	–	–	–
Net remeasurement (2)	(168)	290	118	240
Transfers (2)
– to 12-month ECL	181	(181)	–	–
– to lifetime ECL performing	(21)	21	–	–
– to lifetime ECL credit-impaired	(2)	(110)	112	–
Total provision for (reversal of) credit losses (3)	(7)	14	230	237
Write-offs	–	–	(270)	(270)
Recoveries	–	–	40	40
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$274	$875	$–	$1,149
Business and government
Balance at beginning of period	$407	$877	$510	$1,794
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	8	(40)	(7)	(39)
Changes in model	–	–	–	–
Net remeasurement (2)	(30)	61	149	180
Transfers (2)
– to 12-month ECL	43	(43)	–	–
– to lifetime ECL performing	(12)	13	(1)	–
– to lifetime ECL credit-impaired	–	(21)	21	–
Total provision for (reversal of) credit losses (3)	9	(30)	162	141
Write-offs	–	–	(68)	(68)
Recoveries	–	–	9	9
Interest income on impaired loans	–	–	(27)	(27)
Foreign exchange and other	(4)	–	1	(3)
Balance at end of period	$412	$847	$587	$1,846
Total ECL allowance (4)	$1,038	$2,782	$1,050	$4,870
Comprises:
Loans	$896	$2,580	$1,044	$4,520
Undrawn credit facilities and other off-balance sheet exposures (5)	142	202	6	350
(1)	Excludes the disposal and write-off of impaired loans.
(2)
Transfers represent stage movements of ECL allowances before net remeasurement. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 4 to the interim consolidated financial statements for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2026, January 31, 2026 and April 30, 2025 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2026 Jan. 31				2025 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$100	$168	$306	$574	$91	$128	$253	$472
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	3	(9)	(23)	(29)	3	(6)	(21)	(24)
Changes in model	–	–	(63)	(63)	–	–	–	–
Net remeasurement (2)	(39)	31	65	57	(35)	42	48	55
Transfers (2)
– to 12-month ECL	36	(33)	(3)	–	38	(35)	(3)	–
– to lifetime ECL performing	(3)	7	(4)	–	(2)	6	(4)	–
– to lifetime ECL credit-impaired	–	(4)	4	–	–	(3)	3	–
Total provision for (reversal of) credit losses (3)	(3)	(8)	(24)	(35)	4	4	23	31
Write-offs	–	–	(3)	(3)	–	–	(2)	(2)
Recoveries	–	–	2	2	–	–	–	–
Interest income on impaired loans	–	–	(10)	(10)	–	–	(9)	(9)
Foreign exchange and other	(1)	–	(2)	(3)	(3)	–	(7)	(10)
Balance at end of period	$96	$160	$269	$525	$92	$132	$258	$482
Personal
Balance at beginning of period	$247	$803	$185	$1,235	$228	$680	$187	$1,095
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	9	(11)	(8)	(10)	9	(14)	(7)	(12)
Changes in model	–	–	–	–	5	21	–	26
Net remeasurement (2)	(142)	197	130	185	(198)	171	148	121
Transfers (2)
– to 12-month ECL	154	(152)	(2)	–	211	(208)	(3)	–
– to lifetime ECL performing	(17)	20	(3)	–	(10)	14	(4)	–
– to lifetime ECL credit-impaired	(1)	(19)	20	–	(1)	(17)	18	–
Total provision for (reversal of) credit losses (3)	3	35	137	175	16	(33)	152	135
Write-offs	–	–	(147)	(147)	–	–	(149)	(149)
Recoveries	–	–	20	20	–	–	24	24
Interest income on impaired loans	–	–	(2)	(2)	–	–	(2)	(2)
Foreign exchange and other	(1)	(5)	–	(6)	(2)	–	(6)	(8)
Balance at end of period	$249	$833	$193	$1,275	$242	$647	$206	$1,095
Credit card
Balance at beginning of period	$331	$717	$–	$1,048	$277	$683	$–	$960
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	5	(10)	–	(5)	9	(10)	–	(1)
Changes in model	(45)	87	–	42	–	–	–	–
Net remeasurement (2)	(201)	361	103	263	(225)	351	92	218
Transfers (2)
– to 12-month ECL	217	(217)	–	–	250	(250)	–	–
– to lifetime ECL performing	(25)	25	–	–	(19)	19	–	–
– to lifetime ECL credit-impaired	(1)	(102)	103	–	(1)	(91)	92	–
Total provision for (reversal of) credit losses (3)	(50)	144	206	300	14	19	184	217
Write-offs	–	–	(247)	(247)	–	–	(221)	(221)
Recoveries	–	–	41	41	–	–	37	37
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$281	$861	$–	$1,142	$291	$702	$–	$993
Business and government
Balance at beginning of period	$452	$932	$498	$1,882	$320	$1,057	$472	$1,849
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	6	(23)	(8)	(25)	7	(23)	(12)	(28)
Changes in model	–	–	–	–	1	2	–	3
Net remeasurement (2)	(52)	19	186	153	3	139	105	247
Transfers (2)
– to 12-month ECL	30	(29)	(1)	–	30	(29)	(1)	–
– to lifetime ECL performing	(17)	26	(9)	–	(15)	16	(1)	–
– to lifetime ECL credit-impaired	(3)	(30)	33	–	–	(13)	13	–
Total provision for (reversal of) credit losses (3)	(36)	(37)	201	128	26	92	104	222
Write-offs	–	–	(170)	(170)	–	–	(85)	(85)
Recoveries	–	–	7	7	–	–	3	3
Interest income on impaired loans	–	–	(27)	(27)	–	–	(24)	(24)
Foreign exchange and other	(9)	(18)	1	(26)	(13)	(46)	(21)	(80)
Balance at end of period	$407	$877	$510	$1,794	$333	$1,103	$449	$1,885
Total ECL allowance (4)	$1,033	$2,731	$972	$4,736	$958	$2,584	$913	$4,455
Comprises:
Loans	$895	$2,548	$966	$4,409	$844	$2,443	$904	$4,191
Undrawn credit facilities and other off-balance sheet exposures (5)	138	183	6	327	114	141	9	264
See previous page for footnote references.

$ millions, as at or for the six months ended	2026 Apr. 30				2025 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$100	$168	$306	$574	$89	$126	$234	$449
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	7	(14)	(46)	(53)	7	(11)	(36)	(40)
Changes in model	–	–	(120)	(120)	–	–	–	–
Net remeasurement (2)	(75)	73	157	155	(73)	78	89	94
Transfers (2)
– to 12-month ECL	76	(70)	(6)	–	74	(70)	(4)	–
– to lifetime ECL performing	(6)	16	(10)	–	(4)	13	(9)	–
– to lifetime ECL credit-impaired	–	(6)	6	–	–	(5)	5	–
Total provision for (reversal of) credit losses (3)	2	(1)	(19)	(18)	4	5	45	54
Write-offs	–	–	(11)	(11)	–	–	(4)	(4)
Recoveries	–	–	3	3	–	–	3	3
Interest income on impaired loans	–	–	(21)	(21)	–	–	(17)	(17)
Foreign exchange and other	(1)	–	(1)	(2)	(1)	1	(3)	(3)
Balance at end of period	$101	$167	$257	$525	$92	$132	$258	$482
Personal
Balance at beginning of period	$247	$803	$185	$1,235	$247	$546	$190	$983
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	17	(23)	(16)	(22)	16	(19)	(14)	(17)
Changes in model	–	–	–	–	(15)	97	–	82
Net remeasurement (2)	(264)	397	274	407	(317)	358	260	301
Transfers (2)
– to 12-month ECL	287	(283)	(4)	–	339	(334)	(5)	–
– to lifetime ECL performing	(38)	45	(7)	–	(25)	37	(12)	–
– to lifetime ECL credit-impaired	(2)	(39)	41	–	(2)	(36)	38	–
Total provision for (reversal of) credit losses (3)	–	97	288	385	(4)	103	267	366
Write-offs	–	–	(306)	(306)	–	–	(287)	(287)
Recoveries	–	–	41	41	–	–	41	41
Interest income on impaired loans	–	–	(4)	(4)	–	–	(4)	(4)
Foreign exchange and other	4	(7)	2	(1)	(1)	(2)	(1)	(4)
Balance at end of period	$251	$893	$206	$1,350	$242	$647	$206	$1,095
Credit card
Balance at beginning of period	$331	$717	$–	$1,048	$295	$660	$–	$955
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	8	(16)	–	(8)	19	(15)	–	4
Changes in model	(45)	87	–	42	(26)	32	–	6
Net remeasurement (2)	(369)	651	221	503	(438)	615	204	381
Transfers (2)
– to 12-month ECL	398	(398)	–	–	482	(482)	–	–
– to lifetime ECL performing	(46)	46	–	–	(40)	40	–	–
– to lifetime ECL credit-impaired	(3)	(212)	215	–	(1)	(148)	149	–
Total provision for (reversal of) credit losses (3)	(57)	158	436	537	(4)	42	353	391
Write-offs	–	–	(517)	(517)	–	–	(425)	(425)
Recoveries	–	–	81	81	–	–	72	72
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$274	$875	$–	$1,149	$291	$702	$–	$993
Business and government
Balance at beginning of period	$452	$932	$498	$1,882	$265	$1,061	$401	$1,727
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	14	(63)	(15)	(64)	21	(45)	(33)	(57)
Changes in model	–	–	–	–	1	2	–	3
Net remeasurement (2)	(82)	80	335	333	(5)	218	208	421
Transfers (2)
– to 12-month ECL	73	(72)	(1)	–	77	(74)	(3)	–
– to lifetime ECL performing	(29)	39	(10)	–	(22)	25	(3)	–
– to lifetime ECL credit-impaired	(3)	(51)	54	–	–	(75)	75	–
Total provision for (reversal of) credit losses (3)	(27)	(67)	363	269	72	51	244	367
Write-offs	–	–	(238)	(238)	–	–	(162)	(162)
Recoveries	–	–	16	16	–	–	17	17
Interest income on impaired loans	–	–	(54)	(54)	–	–	(47)	(47)
Foreign exchange and other	(13)	(18)	2	(29)	(4)	(9)	(4)	(17)
Balance at end of period	$412	$847	$587	$1,846	$333	$1,103	$449	$1,885
Total ECL allowance (4)	$1,038	$2,782	$1,050	$4,870	$958	$2,584	$913	$4,455
Comprises:
Loans	$896	$2,580	$1,044	$4,520	$844	$2,443	$904	$4,191
Undrawn credit facilities and other off-balance sheet exposures (5)	142	202	6	350	114	141	9	264
See previous pages for footnote references.

Inputs, assumptions and model techniques
We continue to operate in an uncertain macroeconomic environment. There is inherent uncertainty in forecasting forward-looking information and estimating the impact that the macroeconomic environment, including from the conflict in the Middle East and its impact on energy prices, and from trade policy uncertainty related to the extension of an amended
Canada-U.S.-Mexico
trade deal, as well as other geopolitical events, will have on the level of ECL allowance and period-over-period volatility of the provision for credit losses. As a result, a heightened level of judgment in estimating ECLs in respect of all these elements, as discussed below, continued to be required. See Note 5 to our consolidated financial statements in our 2025 Annual Report and Note 2 to our interim consolidated financial statements for additional information concerning the significant estimates and credit judgment inherent in the estimation of ECL allowances.
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at April 30, 2026	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	1.4%	1.9%	2.1%	2.3%	0.4%	1.1%
United States	1.8%	2.0%	2.9%	2.9%	0.7%	1.2%
Unemployment rate
Canada (2)	6.7%	6.0%	6.1%	5.5%	7.0%	6.8%
United States	4.6%	4.1%	3.8%	3.5%	5.0%	4.7%
Canadian Housing Price Index growth (2)	(0.6)%	3.2%	3.7%	5.2%	(5.1)%	–%
Canadian household debt service ratio	14.7%	14.9%	14.4%	14.6%	15.1%	15.7%
West Texas Intermediate Oil Price (US$)	$78	$68	$89	$80	$52	$55

As at January 31, 2026
Real GDP year-over-year growth
Canada (2)	1.3%	2.0%	1.8%	2.4%	0.4%	1.1%
United States	2.1%	1.8%	2.8%	2.7%	0.8%	1.0%
Unemployment rate
Canada (2)	6.4%	6.0%	6.0%	5.5%	7.0%	6.8%
United States	4.5%	4.1%	4.0%	3.5%	4.8%	4.5%
Canadian Housing Price Index growth (2)	1.4%	2.9%	5.0%	5.0%	(3.7)%	0.2%
Canadian household debt service ratio	14.6%	14.8%	14.4%	14.4%	15.2%	15.6%
West Texas Intermediate Oil Price (US$)	$65	$68	$71	$77	$51	$55

As at October 31, 2025
Real GDP year-over-year growth
Canada (2)	1.1%	2.0%	1.7%	2.4%	(0.4)%	1.1%
United States	2.0%	1.8%	2.8%	2.8%	0.7%	1.0%
Unemployment rate
Canada (2)	6.8%	6.1%	6.4%	5.5%	7.4%	7.0%
United States	4.4%	4.1%	3.9%	3.5%	5.0%	4.6%
Canadian Housing Price Index growth (2)	0.8%	2.7%	3.9%	4.7%	(3.7)%	(0.5)%
Canadian household debt service ratio	14.6%	14.7%	14.3%	14.4%	15.2%	15.6%
West Texas Intermediate Oil Price (US$)	$70	$67	$74	$83	$54	$58
(1)	The remaining forecast period is generally four years.
(2)
In our ECL calculation process, Canadian Real GDP year-over-year growth and Canadian unemployment rate are forecasted at the provincial level while Canadian Housing Price Index growth is forecasted at the municipal level. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate ECLs reflects our expectations and uncertainties as at April 30, 2026, January 31, 2026, and October 31, 2025, respectively, and does not reflect changes in expectations that may have subsequently arisen. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons.
Our underlying base case projection as at April 30, 2026 continues to be characterized by slow real GDP growth and slightly lower, but still elevated unemployment rates in Canada, and slightly stronger growth in the U.S. in the near term. Consistent with October 31, 2025 and January 31, 2026, our base case projections for Canada and the U.S. as at April 30, 2026 assume that current tariffs will remain in place in the near term, with some reductions negotiated by 2027, but not to levels that existed prior to the announcements of the new U.S. administration. Our base case also continues to assume that interest rates will hold at current levels through 2026, and remain at higher than pre-pandemic
levels.
Our downside case forecasts as at April 30, 2026 and January 31, 2026 assume slower growth in Canada due to increasing economic uncertainty, while at October 31, 2025 our downside forecast assumed a recession in the near term and slower growth thereafter. Our downside case forecasts continue to be consistent with a more pronounced and longer lasting trade dispute between Canada and the U.S., including higher unemployment rates in Canada and lower business capital and consumer spending. Consistent with October 31, 2025 and January 31, 2026, the downside case forecast for the U.S. assumes slow growth for the near term and reflects slower recoveries thereafter to lower levels of sustained economic activity and persistently higher unemployment rates. The upside scenario continues to reflect a better economic environment than the base case forecast.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment. To address the significant uncertainties inherent in the current environment, we continue to utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the historical experience in our models would have otherwise suggested. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized.

If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $332 million lower than the recognized ECL as at April 30, 2026 (October 31, 2025: $420 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $717 million higher than the recognized ECL as at April 30, 2026 (October 31, 2025: $853 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the significant increase in credit risk

(SICR)

that would have resulted in a
100
% base case scenario or a
100
% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on our risk management probability of default (PD) bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2025 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at					2026 Apr. 30					2025 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$174,613	$649	$–		$175,262	$171,983	$227	$–		$172,210
– Very low	83,205	1,375	–		84,580	85,628	1,171	–		86,799
– Low	12,440	2,556	–		14,996	10,987	2,749	–		13,736
– Medium	1,278	6,576	–		7,854	1,041	7,071	–		8,112
– High	14	1,898	–		1,912	11	1,859	–		1,870
– Default	–	–	1,335		1,335	–	–	1,097		1,097
– Not rated	2,754	169	186		3,109	2,808	183	218		3,209
Gross residential mortgages (3)(4)	274,304	13,223	1,521		289,048	272,458	13,260	1,315		287,033
ECL allowance	101	167	257		525	100	168	306		574
Net residential mortgages	274,203	13,056	1,264		288,523	272,358	13,092	1,009		286,459
Personal
– Exceptionally low	18,738	112	–		18,850	18,316	136	–		18,452
– Very low	10,616	272	–		10,888	10,794	324	–		11,118
– Low	7,001	1,469	–		8,470	6,404	2,104	–		8,508
– Medium	4,641	2,424	–		7,065	4,502	2,506	–		7,008
– High	748	965	–		1,713	759	922	–		1,681
– Default	–	–	284		284	–	–	253		253
– Not rated	756	35	37		828	779	30	37		846
Gross personal (4)	42,500	5,277	321		48,098	41,554	6,022	290		47,866
ECL allowance	225	837	206		1,268	222	749	185		1,156
Net personal	42,275	4,440	115		46,830	41,332	5,273	105		46,710
Credit card
– Exceptionally low	7,403	–	–		7,403	7,117	–	–		7,117
– Very low	1,766	–	–		1,766	443	–	–		443
– Low	7,082	198	–		7,280	6,727	380	–		7,107
– Medium	2,955	918	–		3,873	5,008	1,116	–		6,124
– High	117	1,298	–		1,415	6	594	–		600
– Default	–	–	–		–	–	–	–		–
– Not rated	179	8	–		187	184	6	–		190
Gross credit card	19,502	2,422	–		21,924	19,485	2,096	–		21,581
ECL allowance	246	806	–		1,052	302	640	–		942
Net credit card	19,256	1,616	–		20,872	19,183	1,456	–		20,639
Business and government
– Investment grade	124,432	796	–		125,228	119,315	875	–		120,190
– Non-investment grade	105,810	8,582	–		114,392	102,145	8,807	–		110,952
– Watchlist	60	4,304	–		4,364	61	3,901	–		3,962
– Default	–	–	2,125		2,125	–	–	2,031		2,031
– Not rated	307	14	–		321	269	12	–		281
Gross business and government (3)	230,609	13,696	2,125		246,430	221,790	13,595	2,031		237,416
ECL allowance	324	770	581		1,675	359	870	491		1,720
Net business and government	230,285	12,926	1,544		244,755	221,431	12,725	1,540		235,696
Total net amount of loans	$566,019	$32,038	$2,923		$600,980	$554,304	$32,546	$2,654		$589,504
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $23 million (October 31, 2025: $23 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $49 million were recognized as at April 30, 2026 (October 31, 2025: $52 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at April 30, 2026 and October 31, 2025. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of nil (October 31, 2025: $2 million), which were included in Other assets on our interim consolidated balance sheet.
(3)
Includes $3 million (October 31, 2025: $3 million) of residential mortgages and $446 million (October 31, 2025: $560 million) of business and government loans that are measured and designated at FVTPL.

(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a SICR has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2026 Apr. 30				2025 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$184,441	$181	$–	$184,622	$176,040	$190	$–	$176,230
– Very low	19,162	470	–	19,632	14,237	572	–	14,809
– Low	11,059	1,110	–	12,169	14,867	1,705	–	16,572
– Medium	1,995	1,120	–	3,115	2,449	1,508	–	3,957
– High	501	609	–	1,110	545	422	–	967
– Default	–	–	48	48	–	–	46	46
– Not rated	650	11	–	661	620	8	–	628
Gross retail	217,808	3,501	48	221,357	208,758	4,405	46	213,209
ECL allowance	54	125	–	179	54	131	–	185
Net retail	217,754	3,376	48	221,178	208,704	4,274	46	213,024
Business and government
– Investment grade	185,708	664	–	186,372	179,496	579	–	180,075
– Non-investment grade	79,565	3,217	–	82,782	79,909	2,659	–	82,568
– Watch list	34	1,083	–	1,117	57	1,046	–	1,103
– Default	–	–	192	192	–	–	217	217
– Not rated	607	71	–	678	947	42	–	989
Gross business and government	265,914	5,035	192	271,141	260,409	4,326	217	264,952
ECL allowance	88	77	6	171	93	62	7	162
Net business and government	265,826	4,958	186	270,970	260,316	4,264	210	264,790
Total net undrawn credit facilities and other off-balance sheet exposures	$483,580	$8,334	$234	$492,148	$469,020	$8,538	$256	$477,814